UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson, Treasurer

800 Nicollet Mall, BC-MN-H05O

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: December 31, 2011

2011 Annual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime

Portfolio

NOT FDIC INSURED	NO BANK GUARANTEE	MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report

HOLDINGS SUMMARY

Portfolio Allocation as of December 31, 2011[1] (% of net assets)
Certificates of Deposit	28.1%

Government Agency Repurchase Agreements	20.7

Variable Rate Demand Notes	11.5

Other Notes	10.4

Government Agency Debt	8.6

Financial Company Commercial Paper	7.9

Asset Backed Commercial Paper	7.7

Investment Companies	2.9

Other Repurchase Agreement	1.9

Treasury Repurchase Agreement	0.2

Other Assets and Liabilities (net)[2]	0.1

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.
[2]

Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.

EXPENSE EXAMPLE

As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Portfolio
	Beginning Account Value (07/01/2011)	Ending Account Value (12/31/2011)	Expenses Paid During Period[3] (07/01/2011 to 12/31/2011)
Actual [4]	$1,000.00	$1,001.00	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

[3]

Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[4]	Based on the actual return for the six-month period ended December 31, 2011 of 0.10%.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report         1

Report of Independent Registered PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Mount Vernon Securities Lending Trust

We have audited the accompanying statement of assets and liabilities of the Mount Vernon Securities Lending Prime Portfolio (the “Portfolio”), including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 22, 2012

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report         2

Schedule of  INVESTMENTS December 31, 2011, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Certificates of Deposit — 28.1%
Australia & New Zealand Banking Group/NY
0.317%, 04/11/2012 Δ	$60,000	$60,000
Bank of Montreal/Chicago
0.040%, 01/05/2012	100,000	100,000
Bank of Nova Scotia/Houston
0.290%, 01/20/2012 Δ	50,000	50,000
0.306%, 02/09/2012 Δ	25,000	25,000
0.777%, 03/05/2012	9,000	9,004
0.790%, 03/12/2012	10,000	10,005
0.350%, 04/02/2012 Δ	20,000	20,000
0.370%, 06/01/2012 Δ	54,000	54,000
0.450%, 09/10/2012 Δ	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.220%, 02/28/2012 Δ	74,000	74,000
Credit Suisse/NY
0.420%, 01/26/2012	50,000	50,000
0.420%, 01/30/2012	35,000	35,000
0.490%, 02/21/2012	50,000	50,000
0.520%, 03/01/2012	25,000	25,000
DnB NOR Bank/NY
0.370%, 01/20/2012	30,000	30,000
0.564%, 03/02/2012	40,000	40,000
National Australia Bank/NY
0.310%, 01/09/2012	11,150	11,150
0.574%, 03/23/2012	9,900	9,899
0.427%, 04/13/2012 Δ	60,000	60,000
0.471%, 05/18/2012 Δ	50,000	50,000
0.374%, 05/21/2012 Δ	35,000	35,000
0.498%, 10/12/2012 Δ	37,650	37,650
Nordea Bank Finland/NY
0.350%, 01/11/2012	50,000	50,000
0.365%, 01/20/2012	40,000	40,000
0.360%, 02/01/2012	30,000	30,000
0.649%, 02/01/2012	6,000	6,001
0.520%, 04/03/2012	39,000	39,000
0.560%, 04/23/2012	25,000	25,000
Rabobank Nederland/NY
0.360%, 01/05/2012	25,000	25,000
0.420%, 03/01/2012	50,000	50,000
0.490%, 03/26/2012	50,000	50,000
0.396%, 03/30/2012 Δ	10,000	10,000
0.520%, 04/17/2012	50,000	50,000
0.354%, 05/29/2012 Δ	60,000	60,000
Royal Bank of Canada/NY
0.527%, 03/05/2012	50,000	49,997
0.275%, 06/18/2012 Δ	24,850	24,850
0.300%, 06/27/2012 Δ	2,000	1,999
0.470%, 09/10/2012 Δ	53,500	53,500
Skandinaviska Enskilda Banken/NY
0.240%, 01/12/2012	50,000	50,000
0.360%, 02/01/2012	25,000	25,000
0.360%, 02/01/2012	25,000	25,000
0.300%, 02/06/2012	50,000	49,999
Svenska Handelsbanken/NY
0.365%, 01/19/2012	15,000	15,000
0.340%, 01/31/2012	39,000	38,998
0.490%, 03/01/2012	40,000	40,000

DESCRIPTION	PAR	VALUE >
Toronto-Dominion Bank
0.260%, 01/09/2012	$32,150	$32,150
0.210%, 02/15/2012	32,800	32,800
0.291%, 05/03/2012 Δ	50,000	50,000
UBS/Stamford
0.210%, 01/25/2012	50,000	50,000
0.205%, 01/30/2012	50,000	50,000
Westpac Banking/NY Δ
0.290%, 02/17/2012	40,000	40,000
0.340%, 02/27/2012	50,000	50,000
0.490%, 05/14/2012	63,500	63,500
0.373%, 06/15/2012	20,000	20,000
Total Certificates of Deposit

(Cost: $2,108,502)		2,108,502

Variable Rate Demand Notes Δ — 11.5%
Aurora Hospital Revenue, The Children’s Hospital Association, Series 2008C (LOC: Wells Fargo Bank)
0.090%, 01/06/2012	13,980	13,980
California Health Facilities Financing Authority, Catholic Healthcare West, Series 2004K (LOC: Bank of America)
0.110%, 01/06/2012	20,000	20,000
California Health Facilities Financing Authority, Scripps Health, Series 2008D (LOC: Bank of America)
0.100%, 01/06/2012	8,350	8,350
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.090%, 01/06/2012	6,400	6,400
Calleguas-Las Virgines Public Financing Authority, Calleguas Municipal Water District, Series 2008A (LOC: Wells Fargo Bank)
0.040%, 01/06/2012	17,240	17,240
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Bank of America)
0.130%, 01/03/2012	8,000	8,000
District of Columbia, Carnegie Endowment for International Peace, Series 2006 (LOC: Wells Fargo Bank)
0.100%, 01/06/2012	33,250	33,250
District of Columbia, Council on Foreign Relations, Series 2007 (LOC: Bank of America)
0.280%, 01/06/2012	11,300	11,300
District of Columbia, Georgetown University, Series 2009C (LOC: TD Bank)
0.040%, 01/06/2012	5,250	5,250
El Dorado Irrigation District & El Dorado Water Agency, Series 2008A (Certificate of Participation) (LOC: Citibank)
0.080%, 01/06/2012	28,200	28,200
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.070%, 01/06/2012	18,280	18,250
Halifax Hospital Medical Center, Daytona Beach, Series 2008 (LOC: JP Morgan Chase & Co.)
0.090%, 01/06/2012	49,600	49,600
Hamilton County Hospital Facilities, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.070%, 01/06/2012	7,900	7,900

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 3

Schedule of  INVESTMENTS December 31, 2011, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2007D (LOC: Bank of America)
0.100%, 01/06/2012	$15,000	$15,000
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009A (LOC: PNC Bank)
0.060%, 01/06/2012	7,500	7,500
Highlands County Health Facilities Authority, Adventist Health/SunBelt Group, Series 2009E (LOC: PNC Bank)
0.060%, 01/06/2012	9,375	9,375
Hulbert Economic Development Authority, Foundation for the Annunciation Monastery of Clear Creek, Series 2010 (LOC: Bank of America)
0.190%, 01/06/2012	8,240	8,240
Illinois Development Finance Authority, Lyric Opera of Chicago, Series 1994 (LOC: Bank One) (LOC: Harris Trust & Savings Bank) (LOC: Northern Trust)
0.080%, 01/06/2012	4,000	4,000
Illinois Finance Authority, The Carle Foundation, Series 2009C (LOC: Northern Trust)
0.010%, 01/06/2012	10,500	10,500
Illinois State Toll Highway Authority, Series 2007 A-1b (LOC: PNC Bank)
0.080%, 01/06/2012	12,000	12,000
Indiana Development Finance Authority, Indianapolis Museum of Art, Series 2002 (LOC: Bank One)
0.080%, 01/06/2012	11,400	11,400
Indiana Finance Authority Hospital Revenue, Parkview Health System, Series 2009D (LOC: Wells Fargo Bank)
0.060%, 01/06/2012	14,600	14,600
Indiana Finance Authority, Depauw University, Series 2008B (LOC: PNC Bank)
0.080%, 01/06/2012	8,000	8,000
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008F (LOC: Bank of New York Mellon)
0.060%, 01/06/2012	13,700	13,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.060%, 01/06/2012	9,200	9,200
Iowa Finance Authority, Wesley Retirement Services, Series 2006 (LOC: Wells Fargo Bank)
0.080%, 01/06/2012	3,195	3,195
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare System, Series 2009B-3 (LOC: Branch Banking & Trust)
0.060%, 01/06/2012	9,000	9,000
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wachovia Bank)
0.070%, 01/06/2012	21,915	21,915
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007B (LOC: Bank of America)
0.100%, 01/06/2012	9,150	9,150
Maryland State Health & Higher Educational Facilities Authority, Pickersgill, Series 2005A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.080%, 01/06/2012	21,030	21,030
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JP Morgan Chase Bank)
0.100%, 01/06/2012	2,750	2,750

DESCRIPTION	PAR	VALUE >
Massachusetts Health & Educational Facilities Authority, Baystate Medical Center, Series 2004 M4A (LOC: Bank of America)
0.120%, 01/06/2012	$17,515	$17,515
Massachusetts Health & Educational Facilities Authority, Southcoast Health System Obligated Group, Series 2008C (LOC: Bank of America)
0.100%, 01/06/2012	17,365	17,365
Michigan State Building Authority, Series 2007I (LOC: JP Morgan Chase Bank)
0.080%, 01/06/2012	5,800	5,800
Middletown Educational Buildings Revenue, Christian Academy of Louisville, Series 2004 (LOC: JP Morgan Chase Bank)
0.150%, 01/06/2012	4,945	4,945
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010A
0.060%, 01/06/2012	71,000	71,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010C
0.060%, 01/06/2012	10,000	10,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F
0.040%, 01/06/2012	25,500	25,500
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA, Series 2011A (LOC: National Australia Bank)
0.080%, 01/06/2012	4,000	4,000
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone Revenue, Austral USA, Series 2011B (LOC: Australia & New Zealand Banking Group)
0.080%, 01/06/2012	8,000	8,000
New Hampshire Higher Educational & Health Facilities Authority, Hunt Community, Series 1996 (LOC: TD Bank)
0.060%, 01/06/2012	9,420	9,420
New York City Housing Development, Queens Family Courthouse Apartments, Series 2007A (LOC: Citibank)
0.080%, 01/06/2012	35,000	35,000
New York State Housing Finance Agency, 29 Flatbush Avenue Housing Revenue, Series 2010A (LOC: Bank of America)
0.110%, 01/06/2012	48,500	48,500
New York State Housing Finance Agency, Gotham West Housing Revenue, Series 2011A-2 (LOC: Wells Fargo Bank)
0.040%, 01/06/2012	12,740	12,740
North Broward Hospital District, , Broward Health, Series 2008A (LOC: TD Bank)
0.070%, 01/06/2012	36,100	36,100
Ohio State Air Quality Development Authority, Ohio Valley Electric, Series 2009B (LOC: Bank of Nova Scotia)
0.070%, 01/06/2012	8,700	8,700
Ohio State Higher Education Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.100%, 01/06/2012	8,000	8,000
Parma Hospital Revenue, Parma Community General Hospital, Series 2006A (LOC: PNC Bank)
0.070%, 01/06/2012	6,030	6,030
Philadelphia School District/PA, Series 2010G (General Obligation) (LOC: Wells Fargo Bank) (STAID)
0.070%, 01/06/2012	22,075	22,075

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 4

Schedule of  INVESTMENTS December 31, 2011, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
San Bernardino County, Series 2008B (Certificate of Participation) (LOC: Bank of America)
0.250%, 01/06/2012	$21,398	$21,398
Santa Clara Electric Revenue, Series 2008B (LOC: Bank of America)
0.100%, 01/06/2012	14,735	14,735
South Carolina Jobs-Economic Development Authority, AnMed Health, Series 2009C (LOC: Branch Banking & Trust)
0.090%, 01/06/2012	5,000	5,000
St. Joseph County Hospital Authority, Memorial Health System, Series 2008A (LOC: JP Morgan Chase Bank)
0.090%, 01/06/2012	12,900	12,900
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2007C-1 (LOC: Wells Fargo Bank)
0.080%, 01/06/2012	18,400	18,400
Sweetwater County Pollution Control, PacifiCorp, Series 1992A (LOC: Wells Fargo Bank)
0.080%, 01/06/2012	1,300	1,300
Virginia Small Business Financing Authority, Carilion Clinic, Series 2008B (LOC: PNC Bank)
0.060%, 01/03/2012	11,145	11,145
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.050%, 01/06/2012	11,000	11,000
Total Variable Rate Demand Notes

(Cost: $864,843)		864,843

Other Notes — 10.4%
Australia & New Zealand Banking Group ¡
0.310%, 01/20/2012 Δ	25,000	25,001
0.628%, 01/30/2012	14,000	14,003
0.420%, 10/04/2012 Δ	49,000	49,000
Bank of New York Mellon
0.671%, 03/23/2012	3,735	3,736
Commonwealth Bank of Australia
0.572%, 08/24/2012 Δ ¡	11,000	11,000
Eksportfinans
5.000%, 02/14/2012	20,295	20,405
General Electric Capital
5.875%, 02/15/2012	46,000	46,303
0.639%, 03/02/2012	750	750
0.511%, 04/10/2012 Δ	35,759	35,767
0.592%, 07/27/2012 Δ	43,050	43,083
0.559%, 08/02/2012 Δ	4,580	4,581
0.559%, 11/01/2012 Δ	33,887	33,873
International Bank for Reconstruction & Development
0.220%, 07/25/2012 Δ	75,000	75,000
Metropolitan Life Global Funding ¡
0.796%, 03/15/2012	47,849	47,855
0.891%, 04/10/2012 Δ	2,480	2,482
0.506%, 07/06/2012 Δ	49,500	49,500
0.673%, 08/13/2012 Δ	23,445	23,453
1.684%, 09/17/2012 Δ	2,000	2,014
National Australia Bank ¡
0.616%, 01/23/2012	20,000	20,002
0.679%, 02/01/2012	2,730	2,731
0.746%, 06/15/2012 Δ	5,100	5,102
Nordea Bank
0.571%, 08/17/2012 Δ ¡	65,000	65,000

DESCRIPTION	PAR	VALUE >
Rabobank Nederland ¡
0.434%, 01/26/2012	$4,000	$4,000
0.620%, 01/26/2012	5,780	5,781
Svenska Handelsbanken Δ ¡
0.578%, 08/07/2012	15,000	15,000
0.611%, 08/09/2012	50,000	50,000
Wachovia
0.677%, 03/01/2012	23,800	23,804
Wells Fargo & Company
0.506%, 01/24/2012	50,000	50,004
Westpac Banking
0.428%, 09/13/2012 Δ ¡	53,250	53,250
Total Other Notes

(Cost: $782,480)		782,480

Government Agency Debt Δ — 8.6%
Federal Home Loan Bank
0.140%, 07/19/2012	100,000	99,967
0.165%, 07/25/2012	75,000	75,000
0.190%, 08/24/2012	100,000	100,000
0.190%, 08/24/2012	50,000	49,998
0.190%, 09/05/2012	5,000	5,001
0.205%, 09/07/2012	50,000	50,000
0.170%, 09/17/2012	75,000	74,989
0.180%, 09/19/2012	125,000	124,991
0.170%, 10/15/2012	65,000	65,000
Total Government Agency Debt

(Cost: $644,946)		644,946

Financial Company Commercial Paper — 7.9%
Australia & New Zealand Banking Group
0.336%, 02/02/2012 Δ ¡	50,000	50,000
Commonwealth Bank of Australia ¡
0.250%, 02/27/2012 ¤	21,500	21,491
0.499%, 05/21/2012 Δ	65,000	65,000
0.592%, 06/04/2012 ¤	50,000	49,873
0.655%, 11/16/2012Δ	50,000	50,000
DnB NOR Bank
0.370%, 01/17/2012 ¤ ¡	30,000	29,995
Eksportfinans
0.200%, 01/04/2012 ¤ ¡	14,000	14,000
Nordea North America
0.140%, 02/01/2012 ¤	41,000	40,995
Reckitt Benckiser Treasury Services ¤ ¡
0.351%, 01/04/2012	20,000	19,999
0.350%, 01/05/2012	30,000	29,999
0.381%, 02/13/2012	13,750	13,744
0.451%, 04/04/2012	25,000	24,971
0.441%, 04/12/2012	12,500	12,484
0.552%, 05/01/2012	12,985	12,961
Toyota Motor Credit ¤
0.230%, 01/27/2012	50,000	49,992
0.370%, 02/14/2012	25,000	24,989
0.562%, 04/11/2012	50,000	49,921
0.592%, 05/23/2012	30,000	29,930
Total Financial Company Commercial Paper

(Cost: $590,344)		590,344

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 5

Schedule of  INVESTMENTS December 31, 2011, all dollars are rounded to thousands (000)

DESCRIPTION	PAR	VALUE >
Asset Backed Commercial Paper ¡ – 7.7%
Bryant Park Funding ¤
0.170%, 01/04/2012	$50,002	$50,001
0.170%, 01/23/2012	50,000	49,995
Fairway Finance
0.030%, 01/03/2012 ¤	14,450	14,450
0.300%, 03/06/2012 Δ	49,000	49,000
0.301%, 04/04/2012 Δ	25,000	25,000
Jupiter Securitization Company
0.050%, 01/03/2012 ¤	30,000	30,000
Liberty Street Funding ¤
0.150%, 01/17/2012	25,000	24,998
0.140%, 01/23/2012	25,000	24,998
0.240%, 01/25/2012	18,000	17,997
0.250%, 02/13/2012	26,000	25,992
Market Street Funding ¤
0.220%, 01/05/2012	20,755	20,754
0.220%, 01/11/2012	30,022	30,020
0.230%, 01/17/2012	40,029	40,025
0.250%, 03/12/2012	30,000	29,985
Thunder Bay Funding ¤
0.180%, 01/20/2012	15,035	15,034
0.240%, 01/23/2012	35,000	34,995
0.210%, 02/06/2012	6,000	5,999
Variable Funding Capital
0.220%, 01/30/2012 ¤	35,000	34,994
Windmill Funding
0.300%, 01/24/2012 ¤	49,000	48,991

Total Asset Backed Commercial Paper
(Cost: $573,228)		573,228

Government Agency Repurchase Agreements — 20.7%
Deutsche Bank Securities
0.080%, dated 12/30/2011, matures 01/03/2012,repurchase price $250,002 (collateralized by government agency debt: Total fair value $255,000)	250,000	250,000
ING Financial Markets
0.040%, dated 12/30/2011, matures 01/03/2012,repurchase price $400,002 (collateralized by government agency debt: Total fair value $408,000)	400,000	400,000
Bank of Nova Scotia NY
0.070%, dated 12/30/2011, matures 01/03/2012,repurchase price $450,004 (collateralized by government agency debt: Total fair value $459,000)	450,000	450,000
SG Americas Securities
0.070%, dated 12/30/2011, matures 01/03/2012,repurchase price $450,004 (collateralized by various government agency debt: Total fair value $459,000)	450,000	450,000
Total Government Agency Repurchase Agreements

(Cost: $1,550,000)		1,550,000

Other Repurchase Agreement — 1.9%
J.P. Morgan Securities
0.140%, dated 12/30/2011, matures 01/03/2012, repurchase price $145,002 (collateralized by various securities: Total fair value $152,253)
(Cost: $145,000)	145,000	145,000

DESCRIPTION	PAR	VALUE >
Treasury Repurchase Agreement — 0.2%
Credit Suisse Securities (USA)
0.020%, dated 12/30/2011, matures 01/03/2012, repurchase price $12,191 (collateralized by U.S. Treasury obligations: Total fair value $12,436)
(Cost: $12,191)	$12,191	$12,191

Investment Companies Ω — 2.9%	SHARES

Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.059%	40,000,000	40,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.149%	121,524,405	121,524
HSBC Investor Prime Money Market Fund, Class I Shares, 0.104%	23,246,874	23,247
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.128%	30,738,405	30,738

Total Investment Companies
(Cost: $215,509)		215,509

Total Investments ▲—99.9%
(Cost: $7,487,043)		7,487,043

Other Assets and Liabilities, Net — 0.1%		6,354

Total Net Assets — 100.0%		$7,493,397

Maturity Dates are shown using the final legal maturity date as determined under Rule 2a-7 of the Investment Company Act of 1940.

>	Securities are valued in accordance with the procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2011.

¡	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold to dealers in that program or other “qualified institutional buyers”. As of December 31, 2011, the value of these investments was $1,412,919, or 18.9% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of December 31, 2011.

▲	On December 31, 2011, the cost of investments for federal income tax purposes was $7,487,043. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

LOC — Letter of Credit

SPA — Standby Purchase Agreement

STAID — State Aid Withholding

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 6

Statement of ASSETS AND LIABILITIES December 31, 2011, all dollars and shares are rounded to thousands (000), except per share data

Prime Portfolio
ASSETS:
Investments in securities, at value (note 2)	$5,779,852
Repurchase agreements, at value (note 2)	1,707,191
Cash	4,370
Receivable for interest	3,353

Total assets	7,494,766

LIABILITIES:
Dividends payable	1,284
Payable to affiliates (note 3)	85

Total liabilities	1,369

Net assets	$7,493,397

COMPOSITION OF NET ASSETS:
Portfolio capital	$7,499,790
Distributions in excess of net investment income	(3)
Accumulated net realized loss on investments (note 2)	(6,390)

Net assets	$7,493,397

Shares issued and outstanding ($0.01 par value—unlimited shares authorized)	7,499,790
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 7

Statement of OPERATIONS For the year ended December 31, 2011, all dollars are rounded to thousands (000)

Prime Portfolio
INVESTMENT INCOME:
Interest income	$20,491

Total investment income	20,491

EXPENSES (note 3):
Administration fees	1,662

Total expenses	1,662

Investment income—net	18,829

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments	74

Net gain on investments	74

Net increase in net assets resulting from operations	$18,903

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 8

Statements of CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

		Prime Portfolio
	Year Ended 12/31/2011	Year Ended 12/31/2010
OPERATIONS:
Investment income—net	$18,829	$18,767
Net realized gain on investments	74	175

Net increase in net assets resulting from operations	18,903	18,942

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income—net	(18,829)	(18,767)

Total distributions	(18,829)	(18,767)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales	15,930,151	16,254,425
Payments for redemptions	(14,858,514)	(15,509,770)

Increase in net assets from capital share transactions	1,071,637	744,655

Total increase in net assets	1,071,711	744,830
Net assets at beginning of year	6,421,686	5,676,856

Net assets at end of year	$7,493,397	$6,421,686

Distributions in excess of net investment income	$(3)	$(3)

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 9

FINANCIAL HIGHLIGHTS For a share outstanding throughout the indicated periods

					Prime Portfolio
	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007
PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	— [1]	— [1]	0.01	0.03	0.05
Distributions from net investment income	— [1]	— [1]	(0.01)	(0.03)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	0.23%	0.27%	0.58%[2,3]	2.90%[4]	5.47%
Net assets at end of period (000)	$7,493,397	$6,421,686	$5,676,856	$4,814,948	$11,085,291
Ratio of expenses to average net assets[5]	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.23%	0.27%	0.55%	2.91%	5.35%

[1]	Rounds to zero.
[2]

Without the support agreement (note 7), the net asset value per share would have been $0.99 at the beginning of the period and $1.00 at (((the end of the period, which would have resulted in a total return of 1.60% for the period.

[3]	The impact on total return due to a reimbursement from affiliate was less than 0.01%.
[4]

Without the support agreement (note 7), the net asset value per share would have been $1.00 at the beginning of the period and $0.99 at (((the end of the period, which would have resulted in a total return of 1.88% for the period.

[5]	Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).

The accompanying notes are an integral part of the financial statements.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 10

Notes to FINANCIAL STATEMENTS December 31, 2011, all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940 (the “Act”),as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned by participating shareholders under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS — Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments which are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the fiscal year ended December 31, 2011, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 11

Notes to FINANCIAL STATEMENTS December 31, 2011, all dollars and shares are rounded to thousands (000)

As of December 31, 2011, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$2,108,502	$—	$2,108,502
Variable Rate Demand Notes	—	864,843	—	864,843
Other Notes	—	782,480	—	782,480
Government Agency Debt	—	644,946	—	644,946
Financial Company Commercial Paper	—	590,344	—	590,344
Asset Backed Commercial Paper	—	573,228	—	573,228
Government Agency Repurchase Agreements	—	1,550,000	—	1,550,000
Other Repurchase Agreement	—	145,000	—	145,000
Treasury Repurchase Agreement	—	12,191	—	12,191
Investment Companies	215,509	—	—	215,509

Total Investments	$215,509	$7,271,534	$—	$7,487,043

During the fiscal year ended December 31, 2011, there were no transfers between valuation levels. The portfolio did not hold any Level 3 securities at December 31, 2010 or December 31, 2011. Therefore, no Level 3 roll-forward is needed.

ILLIQUID OR RESTRICTED SECURITIES — A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of December 31, 2011, the portfolio held no investments in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS — Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES — The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of December 31, 2011, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent; reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the fiscal years ended December 31, 2011 and December 31, 2010 (adjusted by dividends payable as of December 31, 2011 and December 31, 2010), were as follows:

	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/10
Ordinary Income	$18,725	$18,398

Total Distributions	$18,725	$18,398

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 12

Notes to FINANCIAL STATEMENTS December 31, 2011, all dollars and shares are rounded to thousands (000)

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,281
Accumulated Capital and Post-October Losses	(6,390)

Total Accumulated Deficit	$(5,109)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2011.

As of December 31, 2011, the portfolio had a capital loss carry forward of $6,390. If not offset by subsequent capital gains, $19 of losses will expire in the fiscal year ending December 31, 2016 and $6,371 of losses will expire in the fiscal year ending December 31, 2018.

REPURCHASE AGREEMENTS — The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.

INTERFUND LENDING PROGRAM — Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the fiscal year ended December 31, 2011.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS — The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END—Management has evaluated portfolio related events and transactions that occurred subsequent to December 31, 2011 through the date of issuance of the portfolio’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.

3 > Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR — Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR — Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.

CUSTODIAN — Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any). For the fiscal year ended December 31, 2011, the portfolio did not incur any interest expense due to overdrafts.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 13

Notes to FINANCIAL STATEMENTS December 31, 2011, all dollars and shares are rounded to thousands (000)

4 > Investment Security Transactions

During the fiscal year ended December 31, 2011, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

5 > Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 > Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on July 15, 2010, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $551,333 from the Primary Fund.

7 > Support Agreement with Affiliate

On September 28, 2008, an affiliate of USBAM (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would have prevented any losses realized on the $40,000 principal amount of notes issued by Lehman Brothers Holdings or any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 6) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchased and redeemed its shares to drop below $1.00 per share. The agreement, which was entered into at no cost to the portfolio, terminated on October 31, 2009.

On March 12, 2009, an affiliate of USBAM purchased Lehman Brothers Holdings notes held in the portfolio, in accordance with Rule 17a-9 under the Act.

Because of the level of proceeds received both on the sale of Lehman Brothers Holdings notes and from the Primary Fund (see note 6), no payments were required to be made, or were made, to the portfolio under the agreement.

8 > Regulated Investment Company Modernization Act

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 14

Notice to SHAREHOLDERS December 31, 2011 (unaudited)

TAX INFORMATION

For the fiscal year ended December 31, 2011, the portfolio designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	Long Term Capital Gains Distributions (Tax Basis)[1]	Ordinary Income Distributions (Tax Basis)[1]	Total Distributions (Tax Basis)	Dividends Received Deduction[2]	Qualified Dividend Income[2]
Prime Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%

[1]	Based on a percentage of the portfolio’s distributions.
[2]	Based on a percentage of ordinary income distributions of the portfolio.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the portfolio was 100.00%.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the portfolio was 0.00%.

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 15

Notice to SHAREHOLDERS December 31, 2011 (unaudited)

Trustees and Officers of the Portfolio

Independent Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee*

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future FreightTM, a logistics/supply chain company; Director, Towne Airfreight; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Fund Complex since 1997.	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since October 2006	Retired	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a website development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd.	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; non-profit board member since 2005.	First American Funds Complex: 10 registered investment companies, including 14 portfolios	Cliff’s Natural Resources Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning, and public relations; Chairman, ExcensusTM, LLC, a demographic planning and application development firm.	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President. Jim Wade Homes, a homebuilding company.	First American Funds Complex: 10 registered investment companies, including 14 portfolios	None

*	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 16

Notice to SHAREHOLDERS December 31, 2011 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Joseph M. Ulrey III U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1958) *	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since January 2011	Chief Executive Officer and President of U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Chief Financial Officer and Head of Technology and Operations, U.S. Bancorp Asset Management, Inc.

Eric J. Thole, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1972) *	Vice President	Re-elected by the Board annually; Vice President of Mount Vernon Securities Lending Trust since January 2011	Head of Treasury, Technology and Operations, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) *	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since January 2011	Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.

Ruth M. Mayr, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1959) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.

Carol A. Sinn, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1959) *	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of Mount Vernon Securities Lending Trust since January 2011	Senior Business Line Risk Manager and Anti-Money Laundering Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Senior Business Line Risk Manager, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) *	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since January 2011; Assistant Secretary of Mount Vernon Securities Lending Trust since June 2006	General Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.

James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2005	Senior Vice President, U.S. Bancorp Fund Services, LLC

*	Messrs. Ulrey, Thole and Ertel and Mses. Stevenson, Mayr and Sinn are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and an affiliate of U.S. Bancorp Asset Management, Inc.

MOUNT VERNON SECURITIES LENDING TRUST 2011 Annual Report 17

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees*—Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $0 in the fiscal year ended December 31, 2011 and $0 in the fiscal period ended December 31, 2010, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees* – E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2011 and $0 in the fiscal period ended December 31, 2010, including fees associated with the semi-annual review of portfolio disclosures.

(c)	Tax Fees*—E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2011 and $0 in the fiscal period ended December 31, 2010, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees*—E&Y billed the registrant fees of $0 in the fiscal period ended December 31, 2011 and $0 in the fiscal period ended December 31, 2010, for other services to the registrant.

*	Pursuant to an administration agreement, U.S. Bancorp Asset Mangement, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolio do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolio

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolio’s independent audit firm directly for the portfolio. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolio and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the portfolio. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolio.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $705,250 in the fiscal year ended December 31, 2011 and $714,760 in the fiscal period ended December 31, 2010.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: February 23, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: February 23, 2012